ACCRUED EXPENSES (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
ACCRUED EXPENSES
Professional fees	$ 144,377	$ 173,095
Investor Relations fees	584,000	528,000
Payroll taxes	199,582	148,899
Payroll	557,937
Research contract expenses	193,537	105,052
Other expenses	5,976	5,802
Total	$ 1,685,409	$ 960,848